Combined and Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue		¥ 422,984	$ 64,825	¥ 557,994	¥ 394,356
Marketing and branding service revenue (including services provided to a related party of RMB nil, RMB 117,796 and RMB77,046 for the years ended December 31, 2018, 2019 and 2020)		317,461	48,653	534,826	24,617
Other service revenue (including services provided to related parties of RMB 4,435, RMB 12,116 and RMB19,955 for the years ended December 31, 2018, 2019 and 2020)		136,692	20,949	74,538	29,535
Total revenue		877,137	134,427	1,167,358	448,508
Cost of revenue:
Workspace membership (including services provided by related parties of RMB 11,964, RMB 22,336 and RMB12,564 for the years ended December 31, 2018, 2019 and 2020)		(557,102)	(85,380)	(814,002)	(624,844)
Marketing and branding service (including services provided by related parties of RMB nil, RMB 57,444 and RMB11,504 for the years ended December 31, 2018, 2019 and 2020)		(297,893)	(45,654)	(485,473)	(22,481)
Other services		(113,074)	(17,329)	(69,917)	(16,284)
Total cost of revenue		(968,069)	(148,363)	(1,369,392)	(663,609)
Operating expenses:
Impairment loss on long-lived assets		(36,505)	(5,595)	(52,030)	(111,203)
Pre-opening expenses				(15,124)	(20,165)
Sales and marketing expenses		(47,061)	(7,212)	(75,841)	(44,783)
General and administrative expenses		(320,202)	(49,073)	(181,582)	(118,798)
Remeasurement gain of previously held equity interests in connection with step acquisitions				386	27,543
Change in fair value of liabilities to be settled in shares				(179,475)	25,607
Loss from operations		(494,700)	(75,816)	(705,700)	(456,900)
Interest income/(expense), net		(12,863)	(1,971)	(10,402)	11,672
Subsidy income		13,931	2,135	16,782	31,783
Impairment loss on long-term investments		(10,060)	(1,542)	(37,453)	(18,990)
Gain on disposal of long-term investments		8,561	1,312		2,030
Loss on disposal of subsidiaries		(39,703)	(6,085)
Other (expense) /income, net		30,393	4,658	(63,480)	(11,715)
Loss before income taxes and loss from equity method investments		(504,441)	(77,309)	(800,253)	(442,120)
Provision for income taxes		(2,864)	(439)	(4,872)	(2,087)
Loss from equity method investments		(639)	(98)	(1,548)	(948)
Net loss		(507,944)	(77,846)	(806,673)	(445,155)
Less: Net loss attributable to noncontrolling interests		(19,452)	(2,981)	(15,523)	(15,563)
Net loss attributable to Ucommune International Ltd.		¥ (488,492)	$ (74,865)	¥ (791,150)	¥ (429,592)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.(i)
- Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (7.50)	$ (1.15)	¥ (15.80)	¥ (9.91)
- Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (7.50)	$ (1.15)	¥ (15.80)	¥ (9.91)
Weighted average shares used in calculating net loss per share(i)
- Basic (in Shares)	[1]	65,141,759	65,141,759	50,074,152	43,359,150
- Diluted (in Shares)	[1]	65,141,759	65,141,759	50,074,152	43,359,150

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)